Trade and other receivables (Details) - CAD ($)	Feb. 28, 2025	Aug. 31, 2024
Trade and other receivables
Trade receivables	$ 132,708	$ 26,222
Sales taxes receivable	135,608	104,270
Other receivables	8,163	8,164
Total trade and other current receivables	276,479	138,656
Past Due But Not Impaired
Trade and other receivables
Trade receivables	$ 109,408	$ 26,222